SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSMCLASS A, CLASS T, CLASS B, AND CLASS C SEPTEMBER 29, 1999 PROSPECTUS

   EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR UTILITIES GROWTH FUND WILL CHANGE ITS NAME TO "FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND." References in the Prospectus to "Fidelity Advisor
Utilities Growth Fund" will be replaced by "Fidelity Advisor
Telecommunications & Utilities Growth Fund."

The following information replaces similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-27.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page P-27.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-27.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM INSTITUTIONAL CLASS SEPTEMBER 29, 1999 PROSPECTUS

   EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR UTILITIES GROWTH FUND WILL CHANGE ITS NAME TO "FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES
GROWTH FUND."        References in the Prospectus to "Fidelity Advisor
Utilities Growth Fund" will be replaced by "Fidelity Advisor
Telecommunications & Utilities Growth Fund."

The following information replaces similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page P-24.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page P-24.

James Catudal is manager of Advisor Financial Services, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Advisor Cyclical Industries, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Lawrence Rakers is manager of Advisor Technology, which he has managed since January 2000. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page P-24.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.



SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
SEPTEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

       EFFECTIVE MAY 26, 2000, FIDELITY ADVISOR UTILITIES GROWTH FUND
WILL BE RENAMED FIDELITY ADVISOR TELECOMMUNICATIONS &    UTILITIES
GROWTH FUND. ALL REFERENCES TO FIDELITY ADVISOR UTILITIES GROWTH FUND THROUGHOUT THIS SAI WILL BE REPLACED WITH FIDELITY ADVISOR
TELECOMMUNICATIONS & UTILITIES GROWTH FUND.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

   J. GARY BURKHEAD (58), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity
Management & Research Compa    ny.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (automotive, space, defense, and information technology), CSX Corporation (freight transportation), Birmingham Steel Corporation (producer of steel and steel products), and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining, 1985-1997), and as a Trustee of First Union Real Estate Investments (1986-1997). In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

   RICHARD A. SILVER (52), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   ROBERT A. DWIGHT (44),Treasurer (2000), is Treasurer of the Fidelity funds and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended July 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                   Edward C. Johnson 3d**  Abigail P. Johnson **  Ralph  F. Cox  Phyllis Burke Davis  Robert  M. Gates
FUND

Consumer Industries B          $ 0                     $ 0                    $ 11           $ 10                 $ 11

Cyclical IndustriesB           $ 0                     $ 0                    $ 2            $ 2                  $ 2

Financial ServicesB            $ 0                     $ 0                    $ 76           $ 72                 $ 76

Health CareB                   $ 0                     $ 0                    $ 123          $ 117                $ 123

Natural ResourcesB             $ 0                     $ 0                    $ 109          $ 104                $ 108

TechnologyB                    $ 0                     $ 0                    $ 106          $ 99                 $ 105

Utilities GrowthB              $ 0                     $ 0                    $ 22           $ 21                 $ 22

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                    $223,500       $220,500             $223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                      E. Bradley Jones ****  Donald J. Kirk  Ned C. Lautenbach***  Peter S. Lynch **  William O. McCoy
FUND

Consumer Industries B          $ 10                   $ 11            $ 0                   $ 0                $ 11

Cyclical IndustriesB           $ 2                    $ 2             $ 0                   $ 0                $ 2

Financial ServicesB            $ 75                   $ 76            $ 0                   $ 0                $ 76

Health CareB                   $ 122                  $ 123           $ 0                   $ 0                $ 123

Natural ResourcesB             $ 108                  $ 110           $ 0                   $ 0                $ 108

TechnologyB                    $ 105                  $ 106           $ 0                   $ 0                $ 105

Utilities GrowthB              $ 22                   $ 22            $ 0                   $ 0                $ 22

TOTAL COMPENSATION FROM THE    $222,000               $226,500        $ 0                   $ 0                $223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Gerald C. Mc- Donough  Marvin L. Mann  Robert C. Pozen **  Thomas R. Williams
FUND

Consumer Industries B          $ 13                   $ 11            $ 0                 $ 10

Cyclical IndustriesB           $ 2                    $ 2             $ 0                 $ 2

Financial ServicesB            $ 93                   $ 76            $ 0                 $ 74

Health CareB                   $ 150                  $ 123           $ 0                 $ 119

Natural ResourcesB             $ 133                  $ 108           $ 0                 $ 106

TechnologyB                    $ 129                  $ 105           $ 0                 $ 102

Utilities GrowthB              $ 27                   $ 22            $ 0                 $ 22

TOTAL COMPENSATION FROM THE    $273,500               $220,500        $ 0                 $223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

**    Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "CONTROL OF INVESTMENT ADVISERS" SECTION BEGINNING ON PAGE 51.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity Investments Japan Limited (FIJ). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIL provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 52.

GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 1 billion       .5200%

 3 - 6                .4900              50               .3823

 6 - 9                .4600              100              .3512

 9 - 12               .4300              150              .3371

 12 - 15              .4000              200              .3284

 15 - 18              .3850              250              .3219

 18 - 21              .3700              300              .3163

 21 - 24              .3600              350              .3113

 24 - 30              .3500              400              .3067

 30 - 36              .3450              450              .3024

 36 - 42              .3400              500              .2982

 42 - 48              .3350              550              .2942

 48 - 66              .3250              600              .2904

 66 - 84              .3200              650              .2870

 84 - 102             .3150              700              .2838

 102 - 138            .3100              750              .2809

 138 - 174            .3050              800              .2782

 174 - 210            .3000              850              .2756

 210 - 246            .2950              900              .2732

 246 - 282            .2900              950              .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

over - 1,260          .2167


THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 53.

SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

THE FOLLOWING INFORMATION SUPPLEMENTS SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 53.

On behalf of each fund, FMR Far East has entered into a sub-advisory agreement with FIJ pursuant to which FMR Far East may receive from FIJ investment research and advice relating to Japanese issuers (and such other Asian issuers as FMR Far East may designate).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 53.

For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services. For providing non-discretionary investment advice and research services, FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.